Related party transactions - Additional Information (Detail) (USD $)	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Administrative and strategic services	$ 72,000
Amounts due from related parties	1,567,000	1,501,000
Amounts due to other related parties	$ 596,000